Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Summary of Movement of Allowance for Credit Losses

The following table summarized the movement of allowance for credit losses:

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Balance at the beginning of year	(30,605)	(6,373)	(13,556)
Cumulative effect of adoption of new accounting standard	(1,707)	—	—
(Provisions)/Reversals	(2,649)	(7,344)	17
Write-offs	28,588	161	16
Deconsolidation of a subsidiary	—	—	851
Balance at the end of year	(6,373)	(13,556)	(12,672)

Schedule of Estimated Useful Lives of Property and Equipment	The estimated useful lives are as follows:

Building	20-46 years
Electronic equipment	3 years
Furniture and office equipment	5 years
Computer software	3-10 years
Vehicles	5 years
Leasehold improvements	Shorter of the expected use life or the lease term

Schedule of Estimated Useful Lives of Intangible Assets

The estimated useful lives of intangible assets are as follows:

Domain name	5-20 years
Trademarks	4-10 years
Insurance agency license	20 years
Broadcasting license	4-5 years
Buyer and customer relationship	5 years
Brand	2-8 years
Technology	2-5 years
Strategic business resources	3-5 years